Note 35 - Fee and commission income and expenses - Fee And Commission Income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Fee And Commission Income Expenses
Credit and Debit Cards	€ 1,399	€ 1,386
Asset Management	520	444
Transfers and other payment orders Income	299	296
Current Accounts	225	247
Contingent risks	196	198
Securities fees	192	216
Commitment fees	117	122
checks	94	104
Insurance product commissions	98	97
Custody securities	63	62
Bills receivables	23	24
Other fee and commission income	360	355
Total Fee And commission income (Income Statement)	€ 3,585	€ 3,551